WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 99.1%
Alabama - 4.2%
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	$100,000	$91,211	(a)
Jefferson County, AL, Sewer Revenue:
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	75,000	83,910
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	105,000	122,461
Lower Alabama Gas District, Natural Gas Revenue:
Series 2020	4.000%	12/1/21	200,000	207,098
Series 2020	4.000%	12/1/23	1,000,000	1,100,700
Series A	5.000%	9/1/46	60,000	89,192
Southeast Alabama Gas Supply District, Gas Supply Revenue, Series 2018A	4.000%	6/1/24	645,000	717,717	(b)(c)
Tuscaloosa County, AL, IDA Revenue, Hunt Refining Project, Series A, Refunding	4.500%	5/1/32	200,000	222,158	(d)

Total Alabama				2,634,447

Alaska - 0.4%
Alaska State Housing Finance Corp. Revenue,
State Capital Project II, Series B	5.000%	12/1/37	75,000	94,663
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	150,000	183,222	(a)(e)

Total Alaska				277,885

Arizona - 5.9%
Arizona State IDA Revenue, Lincoln South Beltway Project, Series 2020	5.000%	2/1/27	250,000	312,333
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/37	45,000	53,371
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/38	500,000	598,650
Academies Math & Science Project, Series S, Refunding, SD Credit Program	5.000%	7/1/47	50,000	58,149
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	500,000	574,875	(a)(b)(c)
Maricopa County, AZ, IDA, Legacy Traditional School Projects, Series A, SD Credit Program	4.000%	7/1/34	400,000	454,744
Phoenix, AZ, Civic Improvement Corp., Water System Revenue, Junior Lien, Series A	5.000%	7/1/44	100,000	131,581
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	75,000	83,235

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2020 Quarterly Report	1

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Arizona - (continued)
Queen Creek, AZ, Excise Tax & State Shared Revenue, Series A	5.000%	8/1/47	$585,000	$726,634
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	495,000	662,612

Total Arizona				3,656,184

California - 11.5%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	50,000	58,717
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	50,000	58,448
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	200,000	233,212
California State Health Facilities Financing Authority Revenue, Memorial Health Services, Series A, Refunding	5.000%	10/1/33	115,000	123,701
California State Infrastructure & Economic Development Bank Revenue, California Academy of Sciences, Refunding (1 mo. LIBOR x 0.700 + 0.380%)	0.480%	8/1/21	500,000	499,970	(b)(c)
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	100,000	120,132	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	100,000	117,334	(a)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	50,000	52,364	(a)
California State, GO, Various Purpose, Refunding	4.000%	11/1/36	15,000	17,739
California Statewide CDA, Student Housing Revenue, University of CA, Irvine Campus Apartments, Phase IV	5.000%	5/15/33	50,000	57,246
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	50,000	61,083
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.250%	6/1/47	275,000	285,098
Long Beach, CA, Bond Finance Authority Revenue, Natural Gas Purchase, Series A	5.500%	11/15/37	50,000	75,007
Los Angeles County, CA, MTA, Sales Tax Revenue, Senior Proposition C, Series B	5.000%	7/1/32	500,000	651,375
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/49	400,000	486,948	(a)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/37	75,000	91,567	(a)

See Notes to Schedule of Investments.

2	Western Asset SMASh Series TF Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series A	5.000%	7/1/48	$500,000	$624,680
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Subordinated, Series A	5.000%	6/1/48	100,000	125,695
Metropolitan Water District of Southern California, Water Revenue, Refunding	5.000%	1/1/37	250,000	324,662
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	50,000	64,066
Series B	6.125%	11/1/29	150,000	192,181
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	250,000	279,210	(b)(c)
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/37	100,000	126,979
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/37	100,000	130,032
Series A, Refunding	5.000%	10/1/48	100,000	127,078
Riverside, CA, Sewer Revenue, Series A, Refunding	5.000%	8/1/34	100,000	128,929
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/36	100,000	126,589
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	300,000	359,922
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/33	100,000	124,936	(a)
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/43	50,000	62,379
Southern California Water Replenishment District, Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/48	500,000	618,760
Stockton, CA, PFA Parking Revenue, Refunding	5.000%	3/1/35	430,000	519,487
Stockton, CA, PFA Wastewater Revenue, BAN, Series 2019	1.400%	6/1/22	100,000	100,302
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	100,000	123,478

Total California				7,149,306

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2020 Quarterly Report	3

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - 1.3%
Arvada, CO, Vauxmont Metropolitan District, GO, Refunding, AGM	5.000%	12/15/24	$130,000	$151,365
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project, Series A	5.000%	3/1/43	50,000	58,726
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Project, Series A-2	5.000%	8/1/44	200,000	240,982
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	50,000	54,079
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/47	100,000	109,229
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	100,000	103,298	(a)
University of Colorado Enterprise Revenue:
Series B, Refunding	5.000%	6/1/37	15,000	16,069	(f)
Series B, Refunding	5.000%	6/1/37	60,000	64,322	(f)

Total Colorado				798,070

Connecticut - 2.1%
Connecticut State HEFA Revenue, Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	50,000	59,713
Connecticut State Special Tax Revenue:
Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	619,285
Transportation Infrastructure, Series A	5.000%	5/1/38	200,000	261,204
Connecticut State, GO:
Series A	4.000%	4/15/37	125,000	147,724
Series E	5.000%	10/15/34	50,000	60,439
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	100,000	123,010

Total Connecticut				1,271,375

Delaware - 0.1%
Sustainable Energy Utility Inc., DE, Energy Efficiency Revenue	5.000%	9/15/34	75,000	77,851	(f)

District of Columbia - 0.2%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	4.125%	7/1/27	10,000	9,951
KIPP DC Project, Series B, Refunding	5.000%	7/1/42	75,000	87,944

Total District of Columbia				97,895

See Notes to Schedule of Investments.

4	Western Asset SMASh Series TF Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - 3.3%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/47	$50,000	$58,835	(a)
Series A	5.000%	10/1/45	250,000	285,152	(a)
Broward County, FL, Port Facilities Revenue, Series B	5.000%	9/1/31	200,000	249,248	(a)
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/47	25,000	29,331	(a)
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/49	300,000	362,439	(a)
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/42	10,000	11,867
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/36	5,000	5,495
Palm Beach County, FL, Health Facilities Authority Revenue:
ACTS Retirement-Life Communities, Series B	5.000%	11/15/42	500,000	588,055
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series B-1	3.000%	6/1/27	250,000	254,592
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	5.000%	7/1/50	100,000	123,420
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/42	50,000	59,826

Total Florida				2,028,260

Georgia - 1.3%
Dahlonega, GA, Downtown Development Authority Revenue, North Georgia MAC LLC Project, Refunding	5.000%	7/1/39	100,000	119,243
Fulton County, GA, Development Authority Revenue, Georgia Institute of Technology	5.000%	6/15/44	100,000	125,173
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	50,000	62,380
Georgia State Municipal Electric Authority Power Revenue, Project One Subordinated, Series A	5.000%	1/1/45	100,000	126,065

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2020 Quarterly Report	5

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - (continued)
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	$200,000	$240,442
Series B	5.000%	3/15/21	10,000	10,126
Series C	4.000%	9/1/26	80,000	93,461	(b)(c)

Total Georgia				776,890

Idaho - 0.2%
Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	100,000	120,570

Illinois - 11.0%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	100,000	109,630
Chicago, IL, Board of Education, GO:
Dedicated, Series H	5.000%	12/1/46	100,000	105,579
Series C, Refunding	5.000%	12/1/25	100,000	110,751
Chicago, IL, GO:
Series A	5.000%	1/1/44	125,000	133,131
Series A, Refunding	5.000%	1/1/26	250,000	273,245
Series A, Refunding	5.250%	1/1/33	30,000	31,478
Series A, Refunding	5.000%	1/1/35	185,000	192,628
Series A, Refunding	6.000%	1/1/38	5,000	5,647
Series C, Refunding	5.000%	1/1/25	30,000	32,308
Series D, Refunding	5.500%	1/1/34	10,000	10,727
Chicago, IL, O’Hare International Airport Revenue:
Series D, Refunding	5.000%	1/1/46	10,000	11,414
Trips Obligated Group	5.000%	7/1/48	50,000	57,385	(a)
Chicago, IL, Transit Authority Revenue, Series A, Refunding	5.000%	12/1/45	50,000	60,314
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	25,000	28,695
Series 2011	5.250%	12/1/40	100,000	105,049	(f)
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series A	5.000%	1/1/47	35,000	40,619
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	30,000	37,625
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	60,000	73,414
Elk Grove Village, IL, GO, Cook and DuPage Counties, Refunding	5.000%	1/1/36	35,000	42,944

See Notes to Schedule of Investments.

6	Western Asset SMASh Series TF Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Illinois State Finance Authority Revenue:
Northshore University Health System, Refunding	5.000%	8/15/32	$100,000	$133,131
Southern Illinois Healthcare Enterprises Inc., Refunding	5.000%	3/1/31	45,000	54,768
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	50,000	58,496
University of Illinois, Health Services Facility Lease Revenue Bonds	5.000%	10/1/30	250,000	321,112
Illinois State Sales Tax Revenue, Subordinated, Series D, Refunding	5.000%	6/15/23	205,000	222,273
Illinois State Sports Facilities Authority Revenue:
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	50,000	63,497
State Tax Supported, Series 2019, Refunding	5.000%	6/15/30	50,000	56,916
Illinois State Toll Highway Authority Revenue:
Series C, Refunding	5.000%	1/1/26	275,000	336,856
Series C, Refunding	5.000%	1/1/27	250,000	314,480
Illinois State University Revenue, Auxiliary Facilities System, Series A, Refunding, AGM	5.000%	4/1/37	25,000	30,428
Illinois State, GO:
Series 2006	5.500%	1/1/30	175,000	203,742
Series 2016	5.000%	1/1/33	25,000	26,692
Series 2016, Refunding	5.000%	2/1/27	25,000	27,738
Series 2016, Refunding	5.000%	2/1/29	20,000	21,940
Series A	5.000%	5/1/36	250,000	270,440
Series A, Refunding	5.000%	10/1/29	150,000	166,800
Series A, Refunding	5.000%	10/1/30	350,000	386,886
Series D	5.000%	11/1/27	225,000	248,249
Kane County, IL, School District No 131 Aurora East Side, GO, Series A, AGM	4.000%	12/1/34	725,000	834,736
Metropolitan Pier & Exposition Authority, IL, Dedicated State Revenue, McCormick Place Expansion Project, Series A, Refunding, State Appropriations	5.000%	12/15/45	500,000	562,545
Metropolitan Pier & Exposition Authority, IL, Revenue, McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	500,000	512,115
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	415,000	535,968

Total Illinois				6,852,391

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2020 Quarterly Report	7

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - 1.9%
Indiana State Finance Authority Hospital Revenue, Indiana University Health Obligated Group, Series B, Refunding	1.650%	7/1/22	$100,000	$101,390	(b)(c)
Indiana State Finance Authority Revenue, Marion General Hospital, Series A	4.000%	7/1/45	100,000	110,814
Indiana State Finance Authority Wastewater Utility Revenue, Green Bonds, CWA Authority Project, Series A	5.000%	10/1/41	100,000	120,015
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse and Jail Project, Series A	4.000%	2/1/44	100,000	119,820
Courthouse and Jail Project, Series A	5.000%	2/1/54	300,000	371,919
Indianapolis Airport Authority Project, Series D, Refunding	5.000%	1/1/26	300,000	358,977	(a)

Total Indiana				1,182,935

Iowa - 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	45,000	45,951

Kansas - 0.7%
Wyandotte County, KS, USD #202 Turner, GO, Series A, AGM	4.000%	9/1/37	400,000	460,672

Kentucky - 4.5%
Ashland, KY, Medical Center Refunding Revenue Bonds:
Ashland Hospital Corporation, King’s Daughters Medical Center, Refunding	5.000%	2/1/25	625,000	706,119
Ashland Hospital Corporation, King’s Daughters Medical Center, Refunding	5.000%	2/1/26	550,000	635,552
Kentucky State Economic Development Finance Authority Revenue:
Catholic Health Initiatives, Series B, Refunding	2.700%	11/10/21	175,000	177,954	(b)(c)
Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	100,000	118,257
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	300,000	349,809	(b)(c)
Series C	4.000%	6/1/25	200,000	227,694	(b)(c)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc., Series A	4.000%	10/1/40	500,000	578,485

Total Kentucky				2,793,870

See Notes to Schedule of Investments.

8	Western Asset SMASh Series TF Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - 0.5%
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Properties	5.000%	7/1/42	$50,000	$57,377
Shreveport, LA, Water & Sewer Revenue, Series A, AGM	5.000%	12/1/41	10,000	12,198
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	100,000	102,168	(b)(c)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	150,000	154,640	(b)(c)

Total Louisiana				326,383

Massachusetts - 1.4%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series A, Refunding	5.000%	1/1/34	250,000	320,355
Massachusetts State DFA Revenue:
Broad Institute Inc., Refunding	5.000%	4/1/36	85,000	105,938
UMass Boston Student Housing Project	5.000%	10/1/28	10,000	10,085
Wellforce Issue, Series A, Refunding	5.000%	7/1/39	50,000	59,385
Worcester Polytechnic Institute, Series B, Refunding	5.000%	9/1/42	75,000	89,307
Massachusetts State Port Authority Revenue, Series A, Refunding	5.000%	7/1/36	160,000	201,106	(a)
Massachusetts State Water Resources Authority Revenue, Series B, Refunding	5.000%	8/1/40	50,000	61,165

Total Massachusetts				847,341

Michigan - 3.6%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	100,000	111,386
Great Lakes Water Authority, MI, Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/45	750,000	951,967
Senior Lien, Series A	5.000%	7/1/49	650,000	822,549
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	100,000	114,473
Tobacco Settlement Asset Backed Senior Bonds, Series A, Refunding	4.000%	6/1/49	50,000	56,410

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2020 Quarterly Report	9

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	$50,000	$59,968
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	100,000	118,455	(a)

Total Michigan				2,235,208

Missouri - 0.1%
Missouri State HEFA Revenue, Lutheran Senior Service Projects, Series A	5.000%	2/1/42	50,000	55,252

Nebraska - 0.8%
Douglas County, NE, Hospital Authority No. 2 Revenue, Children’s Hospital Obligated Group, Series A, Refunding	4.000%	11/15/36	425,000	506,082

Nevada - 0.4%
Sparks, NV, Tourism Improvement, Senior Sales Tax Anticipation Revenue, Series A, Refunding	2.750%	6/15/28	250,000	248,483	(d)

New Jersey - 5.6%
New Brunswick, NJ, Guaranteed Parking Revenue, Series 2017, AGM	5.000%	9/1/21	220,000	227,306
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	85,000	94,595	(a)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	150,000	166,404	(a)
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	100,000	118,998
School Facilities Construction, Series DDD	5.000%	6/15/33	50,000	58,115
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	1.710%	3/1/28	325,000	319,221	(c)
Transit Transportation Project, Series A	5.000%	11/1/32	150,000	181,457
New Jersey State EDA, Lease Revenue, Health Department and Taxation Division Office Project, Series A	5.000%	6/15/33	105,000	123,243
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	100,000	111,091	(a)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	50,000	60,412

See Notes to Schedule of Investments.

10	Western Asset SMASh Series TF Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State Transportation Trust Fund Authority Revenue:
Highway Reimbursement, Refunding	5.000%	6/15/31	$60,000	$69,208
Transportation Program, Series AA	5.250%	6/15/43	100,000	118,596
Transportation Program, Series AA	5.000%	6/15/45	100,000	110,051
Transportation Program, Series BB	4.000%	6/15/36	500,000	543,570
Transportation System, Series A, Refunding	5.000%	12/15/25	100,000	117,121
Transportation System, Series A, Refunding	5.000%	12/15/28	150,000	183,752
New Jersey State Turnpike Authority Revenue:
Series A, Refunding	5.000%	1/1/35	100,000	117,920
Series G, Refunding	5.000%	1/1/35	60,000	74,279
New Jersey State, GO, COVID-19 Emergency, Series A	5.000%	6/1/29	500,000	638,250
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	30,000	36,206

Total New Jersey				3,469,795

New Mexico - 0.1%
Farmington, NM, PCR, Public Service Co. Project, Refunding	2.125%	6/1/22	35,000	35,702	(b)(c)

New York - 10.6%
Hempstead Town, NY, Local Development Corp. Revenue, Hofstra University Project, Refunding	5.000%	7/1/42	100,000	117,933
Long Island, NY, Power Authority Electric System Revenue, Series B, Refunding	1.650%	9/1/24	250,000	257,807	(b)(c)
Monroe County, NY, Industrial Development Corp. Revenue, Series A	5.000%	7/1/36	105,000	107,973	(f)
MTA, NY, Transportation Revenue:
Green Bonds, Series A-2	5.000%	11/15/24	50,000	54,622
Green Bonds, Series D	4.000%	11/15/49	100,000	105,983
Green Bonds, Series D-1	5.000%	11/15/43	100,000	116,256
Green Bonds, Series E	5.000%	11/15/33	250,000	294,392
Series A-2	5.000%	5/15/30	300,000	350,658	(b)(c)
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	100,000	114,013
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Subordinated, Series BB-1	5.000%	6/15/46	30,000	36,576
New York City, NY, TFA Future Tax Secured Revenue, Subordinated, Series B-1	5.000%	8/1/45	100,000	121,881

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2020 Quarterly Report	11

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York City, NY, TFA Revenue, Future Tax Secured, Subordinate, Series C-1	4.000%	5/1/40	$700,000	$839,048
New York State Dormitory Authority Revenue:
New York University, Series A, Refunding	5.000%	7/1/43	50,000	60,467
Series B, Refunding	5.000%	2/15/43	100,000	122,083
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 3, Series E, Refunding	5.000%	3/15/38	100,000	126,743
Bidding Group 4, Series E, Refunding	5.000%	3/15/44	100,000	124,838
New York State Dormitory Authority, School Districts Revenue Financing Program, Series A, AGM	5.000%	10/1/29	500,000	643,125
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	100,000	103,658	(d)
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	50,000	58,145
Junior Indebtedness Obligations, Subordinated, Series B, Refunding	4.000%	1/1/50	200,000	226,884
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	35,000	40,623	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	45,000	51,805	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	250,000	277,942	(a)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	50,000	55,727	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	25,000	27,352	(a)
Terminal 4 John F. Kennedy International Airport Project, Series A	4.000%	12/1/40	300,000	336,948	(a)(e)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 185	5.000%	9/1/25	10,000	11,540	(a)
Consolidated Series 221	4.000%	7/15/50	500,000	571,245	(a)

See Notes to Schedule of Investments.

12	Western Asset SMASh Series TF Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	$325,000	$418,512
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/54	325,000	415,174
Troy, NY, Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/28	325,000	404,677

Total New York				6,594,630

North Carolina - 0.5%
Charlotte, NC, Airport Revenue, Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	150,000	186,536
Charlotte, NC, Lease Revenue, COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	70,000	82,039
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/30	50,000	60,303
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/42	5,000	5,689

Total North Carolina				334,567

Ohio - 4.7%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/48	100,000	113,063
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	450,000	506,079
Ohio State Air Quality Development Authority Revenue:
American Electric Company Project, Series B, Refunding	2.500%	10/1/29	100,000	108,217	(a)(b)(c)
American Electric Company Project, Series D, Refunding	2.100%	10/1/24	250,000	260,515	(a)(b)(c)
Ohio State Higher Educational Facility Commission College & University Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	500,000	620,570
Xavier University 2020 Project	5.000%	5/1/33	495,000	637,342
Warrensville Heights City School District, OH, GO, Series A, BAM	5.000%	12/1/44	600,000	686,946

Total Ohio				2,932,732

Oklahoma - 0.8%
Oklahoma State Development Finance Authority Revenue, Gilcrease Expressway West Project, Series A	1.625%	7/6/23	500,000	499,620	(a)

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2020 Quarterly Report	13

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - 2.5%
Gilliam County, OR, Solid Waste Disposal Revenue, Waste Management Project, Series A	2.400%	5/2/22	$125,000	$125,807	(a)(b)(c)
Port of Portland, OR, Airport Revenue, Portland International Airport, Series 26C, Refunding	5.000%	7/1/26	150,000	183,060	(a)
University of Oregon General Revenue, Series A	5.000%	4/1/48	1,000,000	1,222,070

Total Oregon				1,530,937

Pennsylvania - 3.0%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	150,000	171,990
Berks County, PA, IDA, Healthcare Facilities Revenue, Highlands at Wyomissing, Refunding	5.000%	5/15/32	50,000	55,579
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	50,000	63,731
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	100,000	105,082	(a)(b)(c)
Pennsylvania State Turnpike Commission Revenue:
Series A	5.000%	12/1/44	175,000	220,455
Series A-1	5.000%	12/1/47	25,000	30,033
Subordinated, Series B	5.000%	12/1/48	100,000	120,116
Subordinated, Series B	5.000%	12/1/50	250,000	316,517
Philadelphia, PA, Authority for IDR:
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	250,000	303,617
Lease Revenue, Refunding	5.000%	10/1/30	100,000	129,698
Philadelphia Performing Arts: A String Theory Charter School Project	5.000%	6/15/50	100,000	112,871	(e)
Philadelphia, PA, GO, Series B	5.000%	2/1/35	150,000	190,899
State Public School Building Authority, PA, Lease Revenue, Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	20,000	24,314

Total Pennsylvania				1,844,902

Puerto Rico - 2.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	425,000	442,000
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	15,000	11,250	*(g)
Series A	5.000%	7/1/42	120,000	90,000	*(g)
Series A	5.050%	7/1/42	30,000	22,500	*(g)
Series XX	5.250%	7/1/40	280,000	210,700	*(g)

See Notes to Schedule of Investments.

14	Western Asset SMASh Series TF Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - (continued)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	$60,000	$52,638
CAB, Restructured, Series A-1	0.000%	7/1/46	160,000	48,026
CAB, Restructured, Series A-1	0.000%	7/1/51	650,000	141,030
Restructured, Series A-1	4.550%	7/1/40	10,000	10,836
Restructured, Series A-1	5.000%	7/1/58	270,000	297,802
Restructured, Series A-2	4.329%	7/1/40	130,000	138,965
Restructured, Series A-2A	4.550%	7/1/40	10,000	10,836

Total Puerto Rico				1,476,583

South Dakota - 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	25,000	30,035

Tennessee - 1.3%
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/30	100,000	122,968
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Subordinated, Series B, Refunding	5.000%	7/1/46	50,000	60,889
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	100,000	114,812	(b)(c)
Series A	5.250%	9/1/26	425,000	522,792
Series C	5.000%	2/1/21	15,000	15,115

Total Tennessee				836,576

Texas - 7.6%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	20,000	24,643
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	100,000	113,309
Austin, TX, Airport System Revenue, Series 2019B	5.000%	11/15/44	250,000	307,035	(a)
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series E	4.000%	1/1/50	250,000	286,465
El Paso, TX, Tax and Revenue Certificates, GO, Refunding	4.000%	8/15/36	750,000	917,040
Flatonia, TX, ISD, GO, School Building, Series 2019, PSF - GTD	5.000%	2/15/49	500,000	591,270

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2020 Quarterly Report	15

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Forney, TX, ISD, GO, School Building, Series 2019, PSF - GTD	5.000%	2/15/49	$100,000	$120,639
Grand Parkway Transportation Corp., TX, System Toll Revenue:
First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/40	500,000	598,945
Subordinated Tier Toll Revenue, Series A	5.000%	10/1/48	100,000	123,927
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utility Revenue, Teco Project, Refunding	5.000%	11/15/33	200,000	249,144
Houston, TX, Airport System Revenue, Special Facilities, United Airlines Inc., Airport Improvement Project	5.000%	7/15/28	100,000	109,901	(a)
Katy, TX, ISD, GO, Series C, Refunding, PSF - GTD	0.374%	8/16/21	250,000	249,652	(b)(c)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue, Cardinal Bay Inc., Village on the Park/Carriage Inn Project, Series A1	5.000%	7/1/31	15,000	15,248
Prosper, TX, ISD, GO, School Building, Series B, PSF - GTD	2.000%	8/15/23	200,000	207,400	(b)(c)
Southwest Texas, Higher Education Authority Inc. Revenue, Southern Methodist University Project, Refunding	5.000%	10/1/41	50,000	60,627
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	50,000	57,932
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	50,000	56,939
Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	10,000	10,755
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	175,000	205,355
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Series 2012	5.000%	12/15/31	20,000	21,387
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
LBJ Infrastructure Group LLC I-635 Managed Lanes Project, Series L	4.000%	12/31/38	75,000	86,743
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	5,000	5,566	(a)

See Notes to Schedule of Investments.

16	Western Asset SMASh Series TF Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Texas State Public Finance Authority Lease Revenue, Series A, Refunding	4.000%	2/1/37	$150,000	$180,802
West Harris County, TX, Regional Water Authority Revenue, Series 2019	4.000%	12/15/49	100,000	118,759

Total Texas				4,719,483

U.S. Virgin Islands - 0.5%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	155,000	155,008
Matching Fund Loan, Subordinated Lien, Series B	5.250%	10/1/29	175,000	173,255

Total U.S. Virgin Islands				328,263

Utah - 1.3%
Salt Lake City, UT, Airport Revenue, Salt Lake City International Airport, Series A	5.000%	7/1/43	250,000	301,105	(a)
Utah Infrastructure Agency, Telecommunication Revenue, Series A	5.250%	10/15/33	200,000	230,036
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	5,000	5,803
Utah Charter Academies Project, Series 2018, UT CSCE	5.000%	10/15/38	220,000	262,812

Total Utah				799,756

Virginia - 1.2%
Arlington County, VA, IDA Revenue:
Refunding	5.000%	2/15/43	50,000	61,400
Virginia Hospital Center, Refunding	5.000%	7/1/36	200,000	259,956
Virginia State Port Authority, Port Facilities Revenue, Series B, Refunding	5.000%	7/1/41	10,000	11,975	(a)
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	250,000	284,792
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	85,000	103,418

Total Virginia				721,541

Washington - 0.7%
Port of Seattle, WA, Intermediate Lien Revenue, Series 2019	5.000%	4/1/34	250,000	309,825	(a)
Washington State Health Care Facilities Authority Revenue, Seattle Cancer Care Alliance, Refunding	5.000%	9/1/55	100,000	124,228

Total Washington				434,053

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2020 Quarterly Report	17

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
West Virginia - 0.2%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	$100,000	$128,529	(b)(c)

Wisconsin - 0.5%
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project, Series 2017	5.000%	12/1/27	150,000	133,091	(d)
Public Finance Authority, WI, Revenue, Carmelite System Inc. Obligated Group, Series 2020	5.000%	1/1/40	50,000	57,297
Public Finance Authority, WI, Student Housing Revenue, CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	100,000	116,566

Total Wisconsin				306,954

TOTAL INVESTMENTS - 99.1% (Cost - $57,894,007)				61,467,959
Other Assets in Excess of Liabilities - 0.9%				581,551

TOTAL NET ASSETS - 100.0%				$62,049,510

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(g)	The coupon payment on this security is currently in default as of November 30, 2020.

See Notes to Schedule of Investments.

18	Western Asset SMASh Series TF Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
BAN	— Bond Anticipation Notes
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
CWA	— Clean Water Act
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
GO	— General Obligation
GTD	— Guaranteed
HDA	— Housing Development Authority
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIBOR	— London Interbank Offered Rate
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCR	— Pollution Control Revenue
PEA	— Public Energy Authority
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
TFA	— Transitional Finance Authority
USD	— Unified School District

At November 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	11	3/21	$2,359,380	$2,376,344	$(16,964)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2020 Quarterly Report	19

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series TF Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadviser do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of

20

Notes to Schedule of Investments (unaudited) (continued)

Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

21

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$61,467,959	—	$61,467,959

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$16,964	—	—	$16,964

†	See Schedule of Investments for additional detailed categorizations.

22